Annual Total Returns- Vanguard Information Technology Index Fund (Admiral) [BarChart] - Admiral - Vanguard Information Technology Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.53%	14.04%	30.93%	18.05%	5.03%	13.75%	37.07%	2.52%	48.71%	45.98%